Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

15.  Income Taxes

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2014	2013
Federal - current provision	$2,380	$1,579
Federal - deferred provision	381	491
Total federal provision	2,761	2,070
State - current provision	267	599
State - deferred provision (benefit)	117	(102)
Total state provision	384	497
Total provision for income taxes	$3,145	$2,567

Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2014	2013
Federal income tax provision at statutory rate	$3,248	$2,612
Increases (decreases) resulting from:
Bank owned life insurance	(190)	(118)
Tax-exempt interest	(121)	(156)
Meals and entertainment	18	14
State income taxes, net of federal income tax effect	253	328
Other, net	(63)	(113)
Provision for income taxes	$3,145	$2,567
Effective tax rate	32.9%	33.4%

Deferred income taxes are provided for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The components of the net deferred tax asset at December 31, 2014 and 2013 are as follows:

(In thousands)	December 31, 2014	December 31, 2013
Deferred tax assets:
Allowance for loan losses	$5,013	$5,249
Depreciation	489	418
Stock-based compensation	463	427
Lost interest on nonaccrual loans	354	802
Deferred compensation	231	190
State net operating loss	132	138
Disallowed write-down on OREO properties	46	-
Net unrealized security losses	-	302
Other	39	96
Gross deferred tax assets	6,767	7,622
Valuation allowance	(132)	(113)
Total deferred tax assets	6,635	7,509
Deferred tax liabilities:
Goodwill	367	326
Deferred loan costs	216	318
Bond accretion	100	113
Net unrealized security gains	92	-
Total deferred tax liabilities	775	757
Net deferred tax asset	$5,860	$6,752

The Company computes deferred income taxes under the asset and liability method.  Deferred income taxes are recognized for tax consequences of “temporary differences” by applying enacted statutory tax rates to differences between the financial reporting and the tax basis of existing assets and liabilities.  A deferred tax liability is recognized for all temporary differences that will result in future taxable income.  A deferred tax asset is recognized for all temporary differences that will result in future tax deductions subject to reduction of the asset by a valuation allowance.

The Company had a $132 thousand and $113 thousand valuation allowance for deferred tax assets related to its state net operating loss carry-forward deferred tax asset, the balance of which was $132 thousand and $138 at December 31, 2014 and 2013, respectively.  The Company’s state net operating loss carry-forwards totaled approximately $2.2 million at December 31, 2014 and expire between 2030 and 2034.

Included as a component of deferred tax assets is an income tax expense (benefit) related to unrealized gains (losses) on securities available for sale.  The after-tax component was an unrealized gain of $143 thousand for 2014 and an unrealized loss of $476 thousand for 2013, and is included in other comprehensive income (loss) in shareholders’ equity.

The Company follows FASB ASC Topic 740, “Income Taxes,” which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  The Company did not recognize or accrue any interest or penalties related to income taxes during the years ended December 31, 2014 and 2013.  The Company does not have an accrual for uncertain tax positions as of December 31, 2014 or 2013, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2010 and thereafter are subject to future examination by tax authorities.